Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0002013744
Registrant Name	Bitwise Ethereum ETF
Registration File Number	333-278308
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES